Investment Objectives and Goals	Oct. 27, 2025
Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Emerging Markets Opportunities ETF
Lazard Equity Megatrends ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Equity Megatrends ETF
Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard International Dynamic Equity ETF
Lazard Japanese Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Japanese Equity ETF
Lazard Next Gen Technologies ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Next Gen Technologies ETF